Details of Significant Accounts - Summary of Other Gains and Losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Other Gains And Losses [Abstract]
Net currency exchange gain (loss)	$ 486	$ 14,515	$ (2,986)	$ 2,632
Other gains (losses)	(2)	(53)	1,478	20
Total other gains (losses)	$ 484	$ 14,462	$ (1,508)	$ 2,652